Deferred Revenue and Customer Deposits (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Revenue Recognition and Deferred Revenue [Abstract]
Deferred revenue	¥ 85,481	$ 12,762	¥ 80,405
Customer deposits	44,239	6,605	39,586
Total deferred revenue and customer deposits — current	129,720	19,367	119,991
Deferred revenue — non-current	¥ 8,027	$ 1,198	¥ 3,845